Income Taxes, Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure
Income taxes receivable		$ 1,612
State
Income Tax Disclosure
Income taxes receivable		1,612
Income taxes (payable)	(1,545)
Federal
Income Tax Disclosure
Income taxes (payable)	$ (32,351)	$ (1,614)